Subsequent events (Details Textual) - Agreement For Manufacturing Selling Promoting And Distributing Products [Member] - Dr. Reddys Nutraceuticals Limited [Member]	Apr. 25, 2024
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary	51.00%
Minimum percentage of ownership interest in subsidiary	40.00%
Nestlé India [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of non controlling interest in subsidiary	49.00%
Estimated future proportion of ownership	60.00%